Note 15 - Income Taxes (Details 1) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019
Deferred tax assets
Non-capital loss carry-forwards			$ 14,690,358	$ 13,031,063
Book and tax basis differences on assets and liabilities			1,274,734	1,151,545
Other			1,263,175	1,514,224
Investment tax credit			3,405,090	3,759,118
Undeducted research and development expenditures			4,990,176	5,366,539
Capital loss carryforwards			318,915	322,983
Share issuance cost			492,243	813,208
Gross deferred tax assets			26,434,691	25,958,680
Deferred tax liabilities
Unrealized foreign exchange gain			(271,913)	(279,062)
Convertible debentures			(4,132)	(14,627)
Gross deferred tax liabilities			(276,045)	(293,689)
Valuation allowances for deferred tax assets			(26,158,645)	(25,664,991)
Net deferred tax assets	$ 0	$ 0	$ 0	$ 0
Balance at the beginning of the year	0	0
Recognized in profit/loss	0	(11,042)
Recognized in shareholders' equity	0	11,042
Balance at the end of the year	$ 0	$ 0